Portfolio of Investments – as of September 30, 2024 (Unaudited)
Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 91.5% of Net Assets

Non-Convertible Bonds — 82.6%
	ABS Home Equity — 0.1%
$99,759	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 5.739%, 9/19/2045(a)	$53,381
	Aerospace & Defense — 3.8%
75,000	Boeing Co., 3.625%, 2/01/2031	68,708
130,000	Boeing Co., 5.150%, 5/01/2030	130,312
15,000	Boeing Co., 5.705%, 5/01/2040	14,635
235,000	Boeing Co., 5.805%, 5/01/2050	227,038
5,000	Boeing Co., 5.930%, 5/01/2060	4,789
30,000	Boeing Co., 6.388%, 5/01/2031(b)	31,900
10,000	Boeing Co., 6.528%, 5/01/2034(b)	10,733
5,000	Boeing Co., 6.858%, 5/01/2054(b)	5,488
210,000	Bombardier, Inc., 6.000%, 2/15/2028(b)	211,388
51,000	Bombardier, Inc., 7.125%, 6/15/2026(b)	51,783
25,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	23,887
40,000	Spirit AeroSystems, Inc., 9.750%, 11/15/2030(b)	44,600
85,000	TransDigm, Inc., 4.625%, 1/15/2029	82,079
255,000	TransDigm, Inc., 6.000%, 1/15/2033(b)	258,612
165,000	TransDigm, Inc., 6.375%, 3/01/2029(b)	170,234
145,000	TransDigm, Inc., 6.625%, 3/01/2032(b)	150,995
10,000	TransDigm, Inc., 6.750%, 8/15/2028(b)	10,302
195,000	TransDigm, Inc., 6.875%, 12/15/2030(b)	204,199
		1,701,682
	Airlines — 0.1%
45,375	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 11.000%, 4/15/2029(b)	45,556
	Automotive — 0.8%
15,000	Allison Transmission, Inc., 4.750%, 10/01/2027(b)	14,759
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029(b)(c)	1
170,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(b)	171,448
150,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(b)	151,567
		337,775
	Banking — 1.2%
210,000	Synchrony Financial, 7.250%, 2/02/2033	218,169
335,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(b)	329,608
		547,777
	Brokerage — 0.3%
35,000	Coinbase Global, Inc., 3.375%, 10/01/2028(b)	31,447
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031(b)	50,838
65,000	Focus Financial Partners LLC, 6.750%, 9/15/2031(b)	65,500
		147,785
	Building Materials — 0.6%
90,000	Builders FirstSource, Inc., 4.250%, 2/01/2032(b)	83,189
40,000	Builders FirstSource, Inc., 5.000%, 3/01/2030(b)	39,228
45,000	Camelot Return Merger Sub, Inc., 8.750%, 8/01/2028(b)	45,536
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp., 6.375%, 9/30/2026(b)	114,568
		282,521
	Cable Satellite — 9.7%
240,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031(b)	211,970
985,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(b)	807,956
Principal Amount	Description	Value (†)

	Cable Satellite — continued
$140,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/01/2033(b)	$118,893
295,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(b)	271,352
100,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A(b)	96,369
200,000	CSC Holdings LLC, 3.375%, 2/15/2031(b)	141,810
2,155,000	CSC Holdings LLC, 4.625%, 12/01/2030(b)	1,093,648
405,000	CSC Holdings LLC, 5.750%, 1/15/2030(b)	209,643
455,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.875%, 8/15/2027(b)	446,734
210,000	DISH DBS Corp., 5.125%, 6/01/2029	140,895
130,000	DISH DBS Corp., 5.250%, 12/01/2026(b)	120,136
150,000	DISH DBS Corp., 5.750%, 12/01/2028(b)	131,058
150,000	DISH DBS Corp., 7.375%, 7/01/2028	112,416
420,000	DISH DBS Corp., 7.750%, 7/01/2026	364,477
40,000	DISH Network Corp., 11.750%, 11/15/2027(b)	41,981
		4,309,338
	Chemicals — 1.1%
130,000	Ashland, Inc., 3.375%, 9/01/2031(b)	115,411
60,000	ASP Unifrax Holdings, Inc., 5.250%, 9/30/2028(b)	29,932
65,000	Chemours Co., 4.625%, 11/15/2029(b)	58,209
125,000	Chemours Co., 5.750%, 11/15/2028(b)	118,739
170,000	Hercules LLC, 6.500%, 6/30/2029	172,846
		495,137
	Construction Machinery — 0.5%
240,000	United Rentals North America, Inc., 3.875%, 2/15/2031	223,244
	Consumer Cyclical Services — 0.7%
5,000	Arches Buyer, Inc., 4.250%, 6/01/2028(b)	4,602
130,000	Service Corp. International, 5.750%, 10/15/2032	130,851
190,000	TriNet Group, Inc., 3.500%, 3/01/2029(b)	176,488
		311,941
	Consumer Products — 0.7%
215,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 4.750%, 1/15/2029(b)	210,262
100,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/2030(b)	103,904
		314,166
	Diversified Manufacturing — 1.0%
70,000	Esab Corp., 6.250%, 4/15/2029(b)	71,894
80,000	Resideo Funding, Inc., 4.000%, 9/01/2029(b)	75,356
295,000	Resideo Funding, Inc., 6.500%, 7/15/2032(b)	302,821
		450,071
	Electric — 0.6%
65,000	Lightning Power LLC, 7.250%, 8/15/2032(b)	68,350
110,000	NRG Energy, Inc., 3.625%, 2/15/2031(b)	99,674
69,000	NRG Energy, Inc., 3.875%, 2/15/2032(b)	62,863
40,000	Talen Energy Supply LLC, 8.625%, 6/01/2030(b)	43,593
		274,480
	Environmental — 0.9%
65,000	Clean Harbors, Inc., 5.125%, 7/15/2029(b)	64,184
45,000	Clean Harbors, Inc., 6.375%, 2/01/2031(b)	46,099
105,000	GFL Environmental, Inc., 4.000%, 8/01/2028(b)	100,841
70,000	GFL Environmental, Inc., 6.750%, 1/15/2031(b)	73,418
120,000	Reworld Holding Corp., 4.875%, 12/01/2029(b)	112,961
		397,503
	Finance Companies — 4.1%
20,000	Freedom Mortgage Corp., 7.625%, 5/01/2026(b)	20,179

Principal Amount	Description	Value (†)

	Finance Companies — continued
$150,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(b)	$154,216
105,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(b)	109,142
280,000	GGAM Finance Ltd., 5.875%, 3/15/2030(b)	280,367
75,000	GGAM Finance Ltd., 6.875%, 4/15/2029(b)	78,021
125,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(b)	130,099
180,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(b)	190,006
85,000	Navient Corp., 4.875%, 3/15/2028	82,170
30,000	Navient Corp., 6.750%, 6/25/2025	30,182
275,000	OneMain Finance Corp., 3.500%, 1/15/2027	262,851
115,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(b)	105,885
425,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(b)	379,646
		1,822,764
	Financial Other — 1.1%
31,943	Add Hero Holdings Ltd., Series IAI, 8.500% PIK or 7.500% Cash, 9/30/2029(d)	2,556
24,631	Add Hero Holdings Ltd., Series IAI, 9.000% PIK or 8.000% Cash, 9/30/2030(d)	580
32,142	Add Hero Holdings Ltd., Series IAI, 9.800% PIK or 8.800% Cash, 9/30/2031(d)	718
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(c)	13,694
175,600	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(e)	6,253
213,200	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(b)(e)	6,144
21,792	CFLD Cayman Investment Ltd., Zero Coupon, 0.000%–27.988%, 1/31/2031(b)(f)	545
18,351	China Aoyuan Group Ltd., Series IAI, 5.500% PIK or 0.000% Cash, 9/30/2031(d)	129
48,702	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 15.996%(g)(h)	365
200,000	China Evergrande Group, 8.750%, 6/28/2025(c)	3,348
230,109	Easy Tactic Ltd., 7.500% PIK or 6.500% Cash, 7/11/2027(c)(d)	6,903
220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(c)	3,302
335,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	321,011
200,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(c)	9,400
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(c)	5,598
400,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(c)	10,052
200,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(c)	10,750
36,153	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(b)(d)	4,473
36,197	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(b)(d)	3,824
72,483	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(b)(d)	7,023
108,856	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(b)(d)	9,773
108,988	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(b)(d)	8,316
53,124	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(b)(d)	3,777
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026(c)	4,736
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(c)	25,060
Principal Amount	Description	Value (†)

	Financial Other — continued
$400,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(c)	$2,624
200,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(c)	1,310
		472,264
	Food & Beverage — 2.2%
65,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(b)	40,897
190,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(b)	176,240
65,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028, 144A(b)	64,579
280,000	Performance Food Group, Inc., 4.250%, 8/01/2029(b)	266,265
40,000	Performance Food Group, Inc., 6.125%, 9/15/2032(b)	40,874
15,000	Post Holdings, Inc., 5.500%, 12/15/2029(b)	14,891
275,000	Post Holdings, Inc., 6.250%, 2/15/2032(b)	283,291
75,000	Post Holdings, Inc., 6.250%, 10/15/2034(b)	75,473
		962,510
	Gaming — 2.7%
420,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(b)	424,969
65,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(b)	65,569
55,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(b)	57,689
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027(b)	194,425
200,000	MGM China Holdings Ltd., 7.125%, 6/26/2031(b)	205,823
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029(b)	234,911
		1,183,386
	Government Owned - No Guarantee — 0.3%
150,000	Ecopetrol SA, 8.375%, 1/19/2036	153,375
	Health Care REITs — 0.2%
115,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	83,982
	Health Insurance — 0.5%
105,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(b)	97,536
60,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(b)	54,872
70,000	Molina Healthcare, Inc., 4.375%, 6/15/2028	68,052
		220,460
	Healthcare — 2.3%
165,000	Avantor Funding, Inc., 3.875%, 11/01/2029, 144A(b)	156,118
225,000	CHS/Community Health Systems, Inc., 5.250%, 5/15/2030(b)	207,069
105,000	DaVita, Inc., 3.750%, 2/15/2031(b)	94,710
110,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(b)	110,916
35,000	Hologic, Inc., 3.250%, 2/15/2029(b)	32,606
105,000	Medline Borrower LP, 3.875%, 4/01/2029(b)	99,410
185,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(b)	190,611
114,374	Radiology Partners, Inc., 3.500% PIK or 4.275% Cash, 1/31/2029(b)(i)	113,516
		1,004,956
	Home Construction — 0.2%
1,200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(b)(c)(j)	—
35,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(b)	34,774
35,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(b)	35,611
		70,385
	Independent Energy — 5.2%
155,000	Civitas Resources, Inc., 8.375%, 7/01/2028(b)	161,118
110,000	Civitas Resources, Inc., 8.625%, 11/01/2030(b)	116,542
170,000	Leviathan Bond Ltd., 6.750%, 6/30/2030(b)	154,700
235,000	Matador Resources Co., 6.250%, 4/15/2033(b)	231,059

Principal Amount	Description	Value (†)

	Independent Energy — continued
$150,000	Matador Resources Co., 6.500%, 4/15/2032(b)	$149,786
215,000	MEG Energy Corp., 5.875%, 2/01/2029(b)	210,326
205,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(b)	206,487
60,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(b)	62,521
40,000	Permian Resources Operating LLC, 5.375%, 1/15/2026(b)	39,849
170,000	Permian Resources Operating LLC, 5.875%, 7/01/2029(b)	169,840
63,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(b)	62,240
280,000	Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.875%, 11/01/2028(b)	292,909
75,000	SM Energy Co., 6.500%, 7/15/2028	74,918
75,000	SM Energy Co., 6.750%, 9/15/2026	74,962
200,000	SM Energy Co., 6.750%, 8/01/2029(b)	200,826
80,000	SM Energy Co., 7.000%, 8/01/2032(b)	80,309
		2,288,392
	Industrial Other — 0.2%
65,000	Arcosa, Inc., 6.875%, 8/15/2032(b)	68,025
	Leisure — 3.3%
295,000	Carnival Corp., 5.750%, 3/01/2027(b)	298,762
185,000	Carnival Corp., 6.000%, 5/01/2029(b)	187,442
15,000	Carnival Corp., 7.000%, 8/15/2029(b)	15,941
265,000	NCL Corp. Ltd., 5.875%, 3/15/2026(b)	265,016
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	10,001
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	120,621
170,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(b)	168,082
320,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(b)	324,057
85,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027(b)	83,538
		1,473,460
	Lodging — 2.4%
160,000	Hilton Domestic Operating Co., Inc., 5.875%, 3/15/2033(b)	163,032
455,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 6.625%, 1/15/2032(b)	460,576
230,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(b)	216,356
240,000	Travel & Leisure Co., 4.500%, 12/01/2029(b)	227,441
15,000	Travel & Leisure Co., 4.625%, 3/01/2030(b)	14,034
		1,081,439
	Media Entertainment — 0.4%
70,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(b)	45,471
135,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	124,873
		170,344
	Metals & Mining — 2.3%
215,000	Cleveland-Cliffs, Inc., 7.000%, 3/15/2032(b)	217,363
10,000	Commercial Metals Co., 3.875%, 2/15/2031	9,236
185,000	Commercial Metals Co., 4.125%, 1/15/2030	175,656
130,000	Commercial Metals Co., 4.375%, 3/15/2032	123,568
225,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(b)	238,487
65,000	GrafTech Finance, Inc., 4.625%, 12/15/2028(b)	43,418
100,000	GrafTech Global Enterprises, Inc., 9.875%, 12/15/2028(b)	80,182
115,000	Mineral Resources Ltd., 9.250%, 10/01/2028(b)	122,451
		1,010,361
	Midstream — 8.7%
85,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.375%, 6/15/2029(b)	84,106
Principal Amount	Description	Value (†)

	Midstream — continued
$80,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.750%, 3/01/2027(b)	$80,070
110,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.625%, 2/01/2032(b)	113,848
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(b)	245,206
200,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/2029(b)	210,429
210,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	225,954
340,000	Enterprise Products Operating LLC, Series E, (fixed rate to 8/16/2027, variable rate thereafter), 5.250%, 8/16/2077	335,375
220,000	EQM Midstream Partners LP, 4.500%, 1/15/2029(b)	215,220
45,000	EQM Midstream Partners LP, 4.750%, 1/15/2031(b)	43,574
130,000	EQM Midstream Partners LP, 5.500%, 7/15/2028	131,743
105,000	EQM Midstream Partners LP, 6.500%, 7/01/2027(b)	108,161
50,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	51,693
20,000	EQM Midstream Partners LP, 7.500%, 6/01/2027(b)	20,585
80,000	EQM Midstream Partners LP, 7.500%, 6/01/2030(b)	87,859
80,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026(b)	79,814
45,000	Global Partners LP/GLP Finance Corp., 8.250%, 1/15/2032(b)	46,678
50,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(b)	47,742
235,000	Hess Midstream Operations LP, 5.125%, 6/15/2028(b)	232,496
65,000	Hess Midstream Operations LP, 5.625%, 2/15/2026(b)	65,005
135,000	Hess Midstream Operations LP, 6.500%, 6/01/2029(b)	139,731
195,000	Kinetik Holdings LP, 5.875%, 6/15/2030(b)	196,328
130,000	Kinetik Holdings LP, 6.625%, 12/15/2028(b)	134,921
90,000	New Fortress Energy, Inc., 6.500%, 9/30/2026(b)	75,629
155,000	Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029(b)	146,480
140,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(b)	125,561
130,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(b)	120,865
110,000	Venture Global LNG, Inc., 8.375%, 6/01/2031(b)	116,152
355,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(b)(g)	359,838
		3,841,063
	Non-Agency Commercial Mortgage-Backed Securities — 1.8%
92,482	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 8.711%, 11/15/2031(a)(b)	43,765
208,083	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 9.711%, 11/15/2031(a)(b)	83,658
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(b)	513,570
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(j)	28,956
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 8.500%, 11/15/2027(a)(b)(e)(j)	16,800
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.253%, 11/15/2059(a)	49,172

Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$32,729	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	$11,776
80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.457%, 12/15/2045(a)	65,202
		812,899
	Office REITs — 0.1%
50,000	Hudson Pacific Properties LP, 3.950%, 11/01/2027	45,195
	Oil Field Services — 0.7%
25,000	Oceaneering International, Inc., 6.000%, 2/01/2028	25,048
54,462	Transocean Aquila Ltd., 8.000%, 9/30/2028(b)	55,707
138,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027(b)	137,772
99,000	Transocean, Inc., 8.000%, 2/01/2027(b)	98,940
		317,467
	Other REITs — 0.6%
150,000	Service Properties Trust, 4.750%, 10/01/2026	144,146
120,000	Service Properties Trust, 8.625%, 11/15/2031(b)	130,495
		274,641
	Packaging — 0.5%
200,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.000%, 6/15/2027(b)	201,438
	Pharmaceuticals — 3.4%
275,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(b)	215,188
55,000	Bausch Health Cos., Inc., 6.125%, 2/01/2027(b)	49,674
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028(b)	193,990
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	334,694
75,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	72,091
565,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	419,996
200,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	220,954
		1,506,587
	Property & Casualty Insurance — 4.5%
330,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(b)	333,461
70,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.750%, 10/15/2027(b)	69,738
170,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(b)	174,691
190,000	AmWINS Group, Inc., 6.375%, 2/15/2029(b)	194,635
200,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(b)	206,745
200,000	Ardonagh Group Finance Ltd., 8.875%, 2/15/2032(b)	206,702
335,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(b)	352,489
125,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(b)	83,687
145,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(b)	152,092
220,000	Ryan Specialty LLC, 5.875%, 8/01/2032(b)	223,665
		1,997,905
	Refining — 0.3%
120,000	CVR Energy, Inc., 8.500%, 1/15/2029(b)	121,302
	Restaurants — 2.0%
330,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(b)	317,107
145,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(b)	133,710
5,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(b)	5,072
Principal Amount	Description	Value (†)

	Restaurants — continued
$205,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(b)	$210,896
200,000	Yum! Brands, Inc., 3.625%, 3/15/2031	184,687
35,000	Yum! Brands, Inc., 4.625%, 1/31/2032	33,505
		884,977
	Retailers — 1.7%
200,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(b)	193,486
50,000	Parkland Corp., 4.500%, 10/01/2029(b)	47,339
215,000	Parkland Corp., 5.875%, 7/15/2027(b)	214,446
75,000	Parkland Corp., 6.625%, 8/15/2032(b)	76,139
200,000	Rakuten Group, Inc., 11.250%, 2/15/2027(b)	218,707
		750,117
	Technology — 6.2%
90,000	Block, Inc., 3.500%, 6/01/2031	82,067
320,000	Block, Inc., 6.500%, 5/15/2032(b)	333,222
70,000	CommScope LLC, 4.750%, 9/01/2029(b)	58,800
50,000	CommScope LLC, 6.000%, 3/01/2026(b)	48,625
180,000	CommScope Technologies LLC, 5.000%, 3/15/2027(b)	150,865
60,000	Elastic NV, 4.125%, 7/15/2029(b)	56,056
50,000	Entegris, Inc., 4.375%, 4/15/2028(b)	48,249
55,000	Entegris, Inc., 5.950%, 6/15/2030(b)	56,021
51,744	GoTo Group, Inc., 5.500%, 5/01/2028(b)	39,813
245,000	Iron Mountain, Inc., 4.500%, 2/15/2031(b)	232,406
110,000	Iron Mountain, Inc., 4.875%, 9/15/2029(b)	107,728
5,000	Iron Mountain, Inc., 5.250%, 7/15/2030(b)	4,937
50,000	Iron Mountain, Inc., 7.000%, 2/15/2029(b)	52,116
130,000	NCR Voyix Corp., 5.000%, 10/01/2028(b)	127,596
11,000	NCR Voyix Corp., 5.125%, 4/15/2029(b)	10,764
195,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(b)	191,012
25,000	Pitney Bowes, Inc., 6.875%, 3/15/2027(b)	24,848
20,000	Sabre Global, Inc., 8.625%, 6/01/2027(b)	19,672
85,000	Sabre Global, Inc., 11.250%, 12/15/2027(b)	88,201
5,000	Seagate HDD Cayman, 4.091%, 6/01/2029	4,800
35,000	Seagate HDD Cayman, 4.125%, 1/15/2031	32,357
40,000	Seagate HDD Cayman, 4.875%, 6/01/2027	39,789
90,000	Seagate HDD Cayman, 8.250%, 12/15/2029	97,700
120,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(b)	109,866
50,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(b)	47,783
200,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(b)	208,512
75,000	Western Digital Corp., 2.850%, 2/01/2029	68,376
290,000	Zebra Technologies Corp., 6.500%, 6/01/2032(b)	302,774
120,000	Ziff Davis, Inc., 4.625%, 10/15/2030(b)	112,708
		2,757,663
	Transportation Services — 0.2%
100,000	Rand Parent LLC, 8.500%, 2/15/2030(b)	101,873
	Wireless — 1.5%
230,000	Altice France SA, 5.125%, 1/15/2029(b)	161,535
200,000	Altice France SA, 8.125%, 2/01/2027(b)	163,547
330,000	SoftBank Group Corp., 4.625%, 7/06/2028	316,698
		641,780
	Wirelines — 0.9%
210,000	Altice Financing SA, 5.000%, 1/15/2028(b)	177,638
225,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(b)	178,875
27,507	Lumen Technologies, Inc., 4.125%, 4/15/2029(b)	23,106

Principal Amount	Description	Value (†)

	Wirelines — continued
$27,510	Lumen Technologies, Inc., 4.125%, 4/15/2030(b)	$22,206
20,000	Zayo Group Holdings, Inc., 4.000%, 3/01/2027(b)	17,889
		419,714
	Total Non-Convertible Bonds (Identified Cost $42,959,612)	36,633,081

Convertible Bonds — 8.9%
	Aerospace & Defense — 0.1%
15,000	Axon Enterprise, Inc., 0.500%, 12/15/2027	26,903
	Cable Satellite — 2.6%
1,265,000	DISH Network Corp., 3.375%, 8/15/2026	1,014,980
120,000	DISH Network Corp., Zero Coupon, 6.944%–33.530%, 12/15/2025(f)	103,807
46,000	Sirius XM Holdings, Inc., 3.750%, 3/15/2028	47,403
		1,166,190
	Consumer Cyclical Services — 0.9%
46,000	Booking Holdings, Inc., 0.750%, 5/01/2025	102,912
185,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(b)	231,620
56,000	Zillow Group, Inc., 1.375%, 9/01/2026	82,376
		416,908
	Diversified Manufacturing — 0.2%
93,000	Itron, Inc., 1.375%, 7/15/2030(b)	98,580
	Electric — 0.8%
100,000	Evergy, Inc., 4.500%, 12/15/2027(b)	110,100
63,000	FirstEnergy Corp., 4.000%, 5/01/2026	65,929
25,000	NRG Energy, Inc., 2.750%, 6/01/2048	55,413
101,000	PG&E Corp., 4.250%, 12/01/2027(b)	109,383
		340,825
	Financial Other — 0.0%
4,352	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 33.034%, 9/30/2028(h)	59
43,605	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(b)(d)	4,215
		4,274
	Healthcare — 0.1%
18,000	Merit Medical Systems, Inc., 3.000%, 2/01/2029(b)	23,427
	Independent Energy — 0.1%
15,000	Permian Resources Operating LLC, 3.250%, 4/01/2028	35,574
	Leisure — 0.6%
99,000	Carnival Corp., 5.750%, 12/01/2027	159,192
30,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	107,235
		266,427
	Media Entertainment — 0.1%
60,000	Liberty Media Corp.-Liberty Formula One, 2.250%, 8/15/2027	65,972
	Pharmaceuticals — 0.7%
305,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	289,902
	Technology — 2.7%
70,000	Akamai Technologies, Inc., 1.125%, 2/15/2029	70,945
85,000	Datadog, Inc., 0.125%, 6/15/2025	110,075
50,000	Dropbox, Inc., Zero Coupon, 1.968%–2.732%, 3/01/2028(f)	48,219
22,000	Insight Enterprises, Inc., 0.750%, 2/15/2025	68,970
95,000	Nutanix, Inc., 0.250%, 10/01/2027	113,287
105,000	ON Semiconductor Corp., 0.500%, 3/01/2029	106,155
20,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	68,720
18,000	Parsons Corp., 2.625%, 3/01/2029(b)	22,599
66,000	Seagate HDD Cayman, 3.500%, 6/01/2028	94,743
Principal Amount	Description	Value (†)

	Technology — continued
$65,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	$66,820
85,000	Super Micro Computer, Inc., Zero Coupon, 0.000%, 3/01/2029(b)(h)	68,595
18,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	22,068
84,000	Vertex, Inc., 0.750%, 5/01/2029(b)	105,000
20,000	Wolfspeed, Inc., 0.250%, 2/15/2028	7,860
175,000	Wolfspeed, Inc., 1.875%, 12/01/2029	65,100
72,000	Workiva, Inc., 1.250%, 8/15/2028	67,961
85,000	Zscaler, Inc., 0.125%, 7/01/2025	103,700
		1,210,817
	Total Convertible Bonds (Identified Cost $4,215,064)	3,945,799
	Total Bonds and Notes (Identified Cost $47,174,676)	40,578,880

Senior Loans — 6.3%
	Brokerage — 0.6%
117,200	Edelman Financial Center LLC, 2024 Term Loan B, 1 mo. USD SOFR + 3.250%, 8.095%, 4/07/2028(a)	116,947
66,498	Eisner Advisory Group LLC, 2024 Term Loan B, 1 mo. USD SOFR + 4.000%, 8.845%, 2/28/2031(a)	66,629
84,295	HighTower Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.748%, 8/21/2028(a)(k)	84,243
		267,819
	Chemicals — 0.2%
78,210	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.500%, 8.345%, 8/18/2028(a)	78,137
	Consumer Cyclical Services — 0.5%
111,337	Grant Thornton Advisors LLC, Term Loan B, 1 mo. USD SOFR + 3.250%, 8.095%, 6/02/2031(a)(k)	111,462
57,191	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 9.595%, 3/15/2030(a)	57,023
37,595	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 8.345%, 11/14/2030(a)(k)	37,156
41,963	VT Topco, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 8.345%, 8/09/2030(a)	42,025
		247,666
	Electric — 0.1%
19,311	Talen Energy Supply LLC, 2023 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(a)	19,347
9,374	Talen Energy Supply LLC, 2023 Term Loan C, 3 mo. USD SOFR + 3.500%, 8.596%, 5/17/2030(a)	9,392
		28,739
	Food & Beverage — 0.2%
94,288	Chobani LLC, 2023 Incremental Term Loan, 1 mo. USD SOFR + 3.750%, 8.595%, 10/25/2027(a)(k)	94,500
	Healthcare — 1.2%
216,178	Bausch & Lomb Corp., Term Loan, 1 mo. USD SOFR + 3.250%, 8.270%, 5/10/2027(a)(k)	215,179
111,555	Inception Holdco SARL, 2024 USD Term Loan B, 3 mo. USD SOFR + 4.500%, 9.104%, 4/09/2031(a)(k)	112,153
108,802	IVC Acquisition Ltd., 2024 USD Term Loan B, 3 mo. USD SOFR + 4.750%, 9.393%, 12/12/2028(a)(k)	108,848
126,186	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 3.750%, 8.354%, 9/27/2030(a)(k)	122,589
		558,769
	Media Entertainment — 1.0%
151,240	Cengage Learning, Inc., 2024 Term Loan B, 6 mo. USD SOFR + 4.250%, 9.538%, 3/22/2031(a)(k)	151,479

Principal Amount	Description	Value (†)

	Media Entertainment — continued
$151,238	Creative Artists Agency LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.250%, 10.250%, 11/27/2028(a)	$151,076
47,084	MH Sub I LLC, 2023 Term Loan, 1 mo. USD SOFR + 4.250%, 9.095%, 5/03/2028(a)(k)	46,753
87,780	Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.500%, 8.604%, 2/07/2031(a)	87,868
		437,176
	Property & Casualty Insurance — 1.2%
212,447	Acrisure LLC, 2024 Term Loan B6, 1 mo. USD SOFR + 3.250%, 8.211%, 11/06/2030(a)(k)	210,191
146,991	Amynta Agency Borrower, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.750%, 9.002%, 2/28/2028(a)(k)	146,900
111,154	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 9.195%, 8/19/2028(a)(k)	109,399
55,821	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 9.354%, 5/06/2032(a)(k)	56,659
		523,149
	Technology — 1.3%
112,435	Cotiviti Corp., 2024 Term Loan, 1 mo. USD SOFR + 3.250%, 8.451%, 5/01/2031(a)	112,294
216,861	First Advantage Holdings LLC, 2024 Term Loan B, 9/19/2031(l)	215,777
216,535	Fortress Intermediate 3, Inc., Term Loan B, 1 mo. USD SOFR + 3.750%, 8.595%, 6/27/2031(a)(k)	215,994
25,935	UKG, Inc., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.555%, 2/10/2031(a)(k)	25,935
		570,000
	Total Senior Loans (Identified Cost $2,810,915)	2,805,955

Collateralized Loan Obligations — 0.6%
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3 mo. USD SOFR + 6.362%, 11.644%, 10/20/2034(a)(b)	250,954

Shares
Preferred Stocks — 0.2%

Convertible Preferred Stock — 0.2%
Brokerage — 0.2%
1,042	Apollo Global Management, Inc., 6.750% (Identified Cost $66,440)	70,845

Shares	Description	Value (†)

Common Stocks— 0.1%
	Energy Equipment & Services — 0.0%
10,149	Mcdermott International Ltd.(e)	$2,030
	Media — 0.0%
9,786	iHeartMedia, Inc., Class A(e)	18,104
	Oil, Gas & Consumable Fuels — 0.1%
3,650	Battalion Oil Corp.(e)	24,345
	Real Estate Management & Development — 0.0%
12,176	China Aoyuan Group Ltd.(e)	480
	Total Common Stocks (Identified Cost $842,718)	44,959

Warrants — 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(j)	—
22,577	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(j)	—
	Total Warrants (Identified Cost $31,517)	—

Other Investments — 0.0%
	Aircraft ABS — 0.0%
100	ECAF I Blocker, Ltd.(j)(m) (Identified Cost $1,000,000)	—

Principal Amount
Short-Term Investments — 1.1%
$341,927	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2024 at 3.000% to be repurchased at $341,956 on 10/01/2024 collateralized by $529,200 U.S. Treasury Bond, 1.125% due 8/15/2040 valued at $348,786 including accrued interest(n)	341,927
130,000	U.S. Treasury Bills, 4.987%, 11/21/2024(o)(p)	129,148
	Total Short-Term Investments (Identified Cost $471,009)	471,075
	Total Investments — 99.8% (Identified Cost $52,647,275)	44,222,668
	Other assets less liabilities — 0.2%	102,265
	Net Assets — 100.0%	$44,324,933

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the
Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)
Variable rate security. Rate as of September 30, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the value of Rule 144A holdings amounted to
$30,892,002 or 69.7% of net assets.

(c)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(d)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2024, interest payments were made in principal.

(e)	Non-income producing security.
(f)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(g)	Perpetual bond with no specified maturity date.
(h)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(i)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2024, interest payments were made in cash and principal.

(j)	Level 3 security. Value has been determined using significant unobservable inputs.
(k)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(l)	Position is unsettled. Contract rate was not determined at September 30, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Securities subject to restriction on resale. At September 30, 2024, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker, Ltd.	6/18/2015	$1,000,000	$ —	0.0%

(n)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(o)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(p)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At September 30, 2024, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2024	1	$124,404	$124,187	$217
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2024	1	133,592	133,094	498
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2024	7	836,595	828,078	8,517
Total					$9,232
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$70,385	$ —	$70,385
Non-Agency Commercial Mortgage-Backed Securities	—	767,143	45,756	812,899
All Other Non-Convertible Bonds(a)	—	35,749,797	—	35,749,797
Total Non-Convertible Bonds	—	36,587,325	45,756	36,633,081
Convertible Bonds(a)	—	3,945,799	—	3,945,799
Total Bonds and Notes	—	40,533,124	45,756	40,578,880
Senior Loans(a)	—	2,805,955	—	2,805,955
Collateralized Loan Obligations	—	250,954	—	250,954
Preferred Stocks	70,845	—	—	70,845
Common Stocks
Real Estate Management & Development	—	480	—	480
All Other Common Stocks(a)	44,479	—	—	44,479
Total Common Stocks	44,479	480	—	44,959
Warrants	—	—	—	—
Other Investments(a)	—	—	—	—
Short-Term Investments	—	471,075	—	471,075
Total Investments	115,324	44,061,588	45,756	44,222,668
Futures Contracts (unrealized appreciation)	9,232	—	—	9,232
Total	$124,556	$44,061,588	$45,756	$44,231,900

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or September 30, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2024
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	107,108	—	—	(61,352)	—	—	—	—	45,756	(61,352)
Warrants	—	—	—	—	—	—	—	—	—	—
Other Investments
Aircraft ABS	—	—	—	—	—	—	—	—	—	—
Total	$107,108	$ —	$ —	$(61,352)	$ —	$ —	$ —	$ —	$45,756	$(61,352)
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include futures contracts.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of September 30, 2024, the Fund used futures contracts for hedging and duration management.
The following is a summary of derivative instruments for the Fund, as of September 30, 2024:
Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$9,232
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2024 (Unaudited)
Cable Satellite	12.3%
Technology	10.2
Midstream	8.7
Property & Casualty Insurance	5.7
Independent Energy	5.3
Finance Companies	4.1
Pharmaceuticals	4.1
Aerospace & Defense	3.9
Leisure	3.9
Healthcare	3.6
Gaming	2.7
Food & Beverage	2.4
Lodging	2.4
Metals & Mining	2.3
Consumer Cyclical Services	2.1
Restaurants	2.0
Other Investments, less than 2% each	22.4
Collateralized Loan Obligations	0.6
Short-Term Investments	1.1
Total Investments	99.8
Other assets less liabilities (including futures contracts)	0.2
Net Assets	100.0%